Other disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Share-based payment expensed in the income statement

Share-based payment expensed in the income statement
DKK million	2023	2022	2021
Restricted stock units to employees	365	265	189
Long-term share-based incentive programme (Management Board)[1]	304	250	234
Long-term share-based incentive programme (Management group below Management Board)	1,271	819	598
Restricted stock units to individual employees	209	205	19
Share-based payment expensed in the income statement	2,149	1,539	1,040
1. In 2021, Novo Nordisk introduced a new share-based compensation programme with terms, which amortises the grant date valuation over three years (the 2020 programme was amortised over four years). The 2023 expense includes amortisation of the 2020, 2021, 2022 and 2023 programmes.

Outstanding restricted stock units

General terms and conditions of 2020-2023 programmes[1]
	Employees' 100 year anniversary programme	Management Board				Management group below Management Board				Individual employees
	2023	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021
Preliminary number of shares to be allocated[2] (million)	3.0	0.6	0.7	1.0	0.9	3.1	3.3	3.0	2.4	0.3	0.8	0.3
Fair value per restricted stock unit at grant date (DKK)	446	456	320	212	206	456	320	212	206	544	371	269
Performance and vesting period	2023 to 2026	2023 to 2025	2022 to 2024	2021 to 2023	2020 to 2023	2023 to 2025	2022 to 2024	2021 to 2023	2020 to 2023	2023 to 2026	2022 to 2025	2021 to 2024
Allocation date	Aug 2026	Feb 2026	Feb 2025	Feb 2024	Feb 2024	Feb 2026	Feb 2025	Feb 2024	Feb 2024	2026	2025	2024
Amortisation period	3.5 years	3 years	3 years	3 years	4 years	3 years	3 years	3 years	4 years	3 years	3 years	3 years
1. As of 13 September 2023, the trading unit of the Novo Nordisk B shares listed on NASDAQ Copenhagen and ADRs listed on the New York Stock Exchange (NYSE) was changed from DKK 0.20 to DKK 0.10. Comparative figures have been restated to reflect the change in trading unit from DKK 0.20 to DKK 0.10. 2. The number of shares to be allocated under the LTIPs to Management Board and management group below Management Board, respectively, may potentially be reduced or increased depending on whether Novo Nordisk's performance during the three-year performance period is higher or lower compared to targets determined by the Board. The maximum number is capped.

Contractual obligations not recognised in the balance sheet

Contractual obligations not recognised in the balance sheet
DKK million (undiscounted)	Current	Non-current	Total
2023
Leases[1]	144	2,053	2,197
Research and development obligations	8,678	13,235	21,913
Research and development – potential milestone payments[2]	1,234	27,311	28,545
Commercial product launch – potential milestone payments[2]	—	12,952	12,952
Purchase obligations relating to investments in property, plant and equipment	4,222	1,693	5,915
Purchase obligations relating to contract manufacturers	6,315	26,792	33,107
Other purchase obligations	7,151	5,888	13,039
Total obligations not recognised in the balance sheet	27,744	89,924	117,668
2022
Leases[1]	205	1,641	1,846
Research and development obligations	5,988	7,582	13,570
Research and development – potential milestone payments[2]	376	5,011	5,387
Commercial product launch – potential milestone payments[2]	—	7,598	7,598
Purchase obligations relating to investments in property, plant and equipment	1,696	1,427	3,123
Purchase obligations relating to contract manufacturers	3,537	9,825	13,362
Other purchase obligations	15,225	4,541	19,766
Total obligations not recognised in the balance sheet	27,027	37,625	64,652
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value leases. 2. Potential milestone payments are associated with uncertainty because they are linked to successful achievements in research activities.

Fair value of recognized assets and liabilities

Fair value recognised at date of acquisition
2022
DKK million	Forma Therapeutics
Intellectual property rights	5,766
Other intangible assets	492
Financial assets	77
Marketable securities	1,470
Cash	1,027
Deferred tax assets (liabilities), net	(709)
Other net assets	(21)
Net identifiable assets acquired	8,102
Goodwill	—
Consideration transferred	8,102
Cash acquired	(1,027)
Cash used for acquisition of businesses	7,075

Material transactions with related parties

Material transactions with related parties
DKK million	2023	2022	2021
Novo Holdings A/S
Purchase of Novo Nordisk B shares	8,775	6,984	6,695
Dividend payment to Novo Holdings A/S	9,028	7,207	6,144
NNIT Group
Services provided by NNIT	436	660	593
Dividend payment from NNIT	—	—	(4)
Altasciences Group
Services provided by Novo Nordisk	—	—	—
Services provided by Altasciences	229	70	11
Novozymes Group
Services provided by Novo Nordisk	(48)	(78)	(116)
Services provided by Novozymes	112	92	78

Fee to statutory auditors

DKK million	2023	2022	2021
Statutory audit[1]	30	38	26
Audit-related services	3	2	3
Tax advisory services	8	3	4
Other services	18	12	4
Total fees to statutory auditors	59	55	37
1. 2022 statutory audit fee includes DKK 9 million of additional fee related to 2021.

Companies in the Novo Nordisk Group

Company and country		Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by geographical area

Company and country	Percentage of shares owned	Activity
North America Operations
Inversago Pharma Inc., Canada	100			•
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Inc., US	100	•
Novo Nordisk Pharmaceutical Industries LP, US	100		•
Novo Nordisk Pharmatech US, Inc., US	100	•
Novo Nordisk Pharma, Inc., US	100	•
Novo Nordisk Research Center Indianapolis, Inc., US	100			•
Novo Nordisk Research Center Seattle, Inc., US	100			•
Novo Nordisk US Bio Production, Inc., US	100		•
Novo Nordisk US Commercial Holdings, Inc., US	100				•
Novo Nordisk US Holdings Inc., US	100				•
Dicerna Pharmaceuticals, Inc., US	100			•
Emisphere Technologies, Inc., US	100				•
Forma Therapeutics, Inc., US	100			•

Region International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•

Region EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Estonia OÜ, Estonia	100	•
Novo Nordisk Farma OY, Finland	100	•
Biocorp Production S.A., France	100		•	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Latvia SIA, Latvia	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Portugal, Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•	•
Novo Nordisk Production Support LLC, Russia	100				•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•		•	•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Holding Limited, UK	100				•
Novo Nordisk Limited, UK	100	•
Novo Nordisk Research Centre Oxford Limited, UK	100			•

Company and country	Percentage of shares owned	Activity
Region China
Novo Nordisk (China) Pharmaceuticals Co. Ltd., China	100	•	•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•

Region Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations Sdn Bhd, Malaysia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk India Holding Pte Ltd., Singapore	100				•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Vietnam Ltd., Vietnam	100	•

Other subsidiaries and associated companies
Company and country	Percentage of shares owned	Activity
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
CS Solar Fund XIV, LLC, US	99				•

Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.